25. Net Loss Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share

25.	Net Loss Per Share

Basic loss per share is computed by dividing loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period. Diluted loss per share reflects the potential dilution of shares by adding other ordinary share equivalents, including stock options, warrants, and restricted ordinary share, in the weighted average number of ordinary shares outstanding for a period, if dilutive. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive. As a result of the net loss for the years ended December 31, 2018, 2017 and 2016, there is no dilutive impact to the net loss per share calculation for the period.

The following table presents the calculation of basic and diluted net loss per share:

	December 31,	December 31,	December 31,
	2018	2017	2016
Numerator:
Numerator for net loss from continuing operations per share-basic and diluted	$(6,168)	$(26,682)	$(101,696)
Numerator for net loss from discontinued operations per share-basic and diluted	$(6,114)	$(64,398)	$(119,000)
Denominator:
Basic weighted-average ordinary shares	7,262,023	6,826,633	6,415,616
Diluted weighted-average ordinary shares	7,262,023	6,826,633	6,415,616
Basic and diluted net loss per share-continuing operations	$(0.9)	$(4)	$(16)
Basic and diluted net loss per share-discontinued operations	$(0.8)	$(9)	$(18)

For the years ended December 31, 2018, 2017 and 2016, the following securities were excluded from the computation of diluted net loss per share as inclusion would have been anti-dilutive.

	December 31,	December 31,	December 31,
	2018	2017	2016
Share options and non-vested restricted stock	261,450	502,573	555,510
Convertible bonds (see Note 20)	465,430	1,633,851	–
Total	726,880	2,136,424	555,510